UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting periodJanuary 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported):  February 9, 2017

Navient Credit Funding, LLC1

Commission File Number of securitizer:          333-190926-01
Central Index Key Number of securitizer:          0001179550

(Exact name of securitizer as specified in its charter)

Scott Booher, Vice President, Navient Solutions, Inc.  (703) 984-6890

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

___         Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

1Navient Credit Funding, LLC, as securitizer, is filing this Form ABS 15-G in respect of all asset-backed securities for which it acted as depositor and are outstanding during the reporting period in the FFELP student loan and private credit student loan asset classes, including issuances of unregistered asset-backed securities and issuances of registered asset-backed securities, if any.  This filing also covers the activities of Navient Credit Funding, LLC’s affiliated securitizers during the applicable period to the extent any such affiliated securitizer acted as a sponsor, originator or seller of student loans related to Navient Credit Funding, LLC’s securitization transactions.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NAVIENT CREDIT FUNDING, LLC
(Securitizer)

	By:	/s/ Mark D. Rein
Name: Mark D. Rein
Title: Vice President
Date: February 9, 2017